Income Tax Expenses (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Expenses
Current	$ 4,315,010	26,403,549	27,150,033	62,717,151
Income tax expenses	$ 4,315,010	26,403,549	27,150,033	62,717,151